Summary of the Changes in Allowance for Doubtful Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Balance at beginning of year	$ 1	$ 2	$ 1
Additions: Bad debt expense	7	2	7
Less: Write-off	(6)	(3)	(6)
Balance at end of year	$ 2	$ 1	$ 2